Regulatory Capital And Restrictions (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2016
Undivided profits		$ 874,303,000	$ 851,585,000
Dividend paid to parent company	$ 50,000,000	$ 325,000,000	$ 180,000,000
First Tennessee Bank National Association [Member]
Total Capital, Actual Ratio		13.09%	17.86%
Tier 1 Capital, Actual Ratio		11.95%	16.12%
Leverage, Actual Ratio		10.06%	12.72%
Vault cash used to meet cash reserve requirements		$ 146,600,000	$ 150,800,000
Undivided profits		829,200,000
Available amount for dividend without prior regulatory approval		$ (192,800,000)		$ (142,000,000)
Percent of capital stock and surplus threshold for credit extension to affiliates		20.00%
Maximum amount of credit bank may extend to all affliates		$ 626,100,000
Maximum amount of credit bank may extend to parent and certain financial subsidiaries		$ 313,100,000
Number of years most recently completed		2 years
Number of immediately preceding years		2 years
Percent of capital stock and surplus threshold for credit extension to parent and certain financial subsidiaries		10.00%
First Tennessee Bank National Association [Member] | Minimum [Member]
Cash reserve required		$ 188,300,000	$ 125,900,000
Fhn [Member]
Total Capital, Actual Ratio		13.01%	16.18%
Tier 1 Capital, Actual Ratio		11.79%	14.46%
Leverage, Actual Ratio		9.85%	11.43%
Covered Transactions		$ 1,000,000
FTBNA Excluding Financial Subsidiaries [Member]
Total Capital, Actual Ratio			16.59%
Tier 1 Capital, Actual Ratio			15.77%
Leverage, Actual Ratio			12.41%
All Affiliates [Member]
Covered Transactions		363,000,000
FTN Financial Securities Corporation [Member]
Total Equity investment from FTBNA		$ 362,000,000